Common and Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended
	Oct. 08, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
Class of Stock [Line Items]
Common stock shares, authorized		50,000,000	700,000,000	1,800,000,000		50,000,000
Common stock shares, par value		$ 0.001	$ 0.001
Common stock shares, issued		5,086,458	115,510
Common stock shares, outstanding		5,086,458	115,510
Issuance of new shares			0
Warrants exercised, exercise price		$ 31,600
Warrants exercised by underwriter	172,500
Proceeds from Issuance of Initial Public Offering	6,400,000
Proceeds from issuance of convertible preferred stock value		6,569,886	1,160,000
Stock issued during period upon conversion of debt, value		41,135,411
Conversion of preferred stock to common stock		18,846,539
Preferred stock, stated value per share		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	0			5,000,000
Convertible Notes Payable
Class of Stock [Line Items]
Notes qualified for equity financing		5,000,000
Notes Payable To Related Party
Class of Stock [Line Items]
Number of preferred units issued as consideration				4,000,000
Value of preferred units issued as consideration				100,000
Preferred units issued as consideration, price per share				$ 0.025
Notes Payable To Related Party | IPO
Class of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio		200
Class B Warrant
Class of Stock [Line Items]
Common shares issued upon exercise of warrants					158,000
Warrants exercised					158,000
Warrants exercised, exercise price					31,600
Preferred units issued as consideration, warrants price per share					$ 0.20
Class B Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 0.20
Warrants issued				82,625
Class B Warrant | IPO
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share						8.75
Class B Warrant | Notes Payable To Related Party
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 0.20
Warrants issued				20,000
Preferred units issued as consideration, warrants				20,000
Class A Warrant
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share						32.00
Class A Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 4.92
Warrants issued				82,625
Class A Warrant | IPO
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share	$ 7.00					7.00
Warrants issued during period	1,150,000
Class A Warrant | Notes Payable To Related Party
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share				$ 4.92
Warrants issued				20,000
Preferred units issued as consideration, warrants				20,000
Common Warrants [Member] | IPO | Underwriter [Member]
Class of Stock [Line Items]
Warrants issued	57,500
Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio						200
Preferred stock shares, authorized		5,000,000	535,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Common Stock
Class of Stock [Line Items]
Issuance of new shares		1,150,000
Conversion of stock, shares issued				46,250		3,616,714
Common shares issued upon exercise of warrants		158,000
Warrants exercised, exercise price		158
Stock issued during period upon conversion of debt, value		3,662
Common Stock | IPO
Class of Stock [Line Items]
Issuance of new shares	1,150,000
Common Stock | Notes Payable To Related Party | IPO
Class of Stock [Line Items]
Conversion of stock, shares issued		20,000
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value			1,160,000
Conversion of notes payable to preferred stock			2,442,000
Conversion of notes payable to preferred stock, accrued interest			72,338
Convertible notes, Conversion price per share			$ 0.0246
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized		0	210,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Preferred stock shares, outstanding		0	150,989,224
Preferred stock shares issued		14,888,211	150,989,224
Proceeds from issuance of convertible preferred stock value		366,250
Stock issued during period upon conversion of debt, value			3,674,338
Preferred shares issued, price per share		$ 0.0246
Series C Convertible Preferred Stock | Convertible Preferred Stock | Convertible Notes Payable
Class of Stock [Line Items]
Convertible notes, Conversion price per share			$ 4.92
Series C-1 Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of notes payable to preferred stock			2,000,000
Conversion of notes payable to preferred stock, accrued interest			67,068
Convertible notes, Conversion price per share			$ 0.0246
Series C-1 Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized		0	100,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Preferred stock shares, outstanding		0	84,027,175
Preferred stock shares issued			84,027,174
Stock issued during period upon conversion of debt, value			2,067,068
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of stock, shares converted				9,250,000
Conversion of preferred stock to common stock				1,480,000
Conversion of preferred stock to common stock				46,250
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of stock, shares converted				9,250,000
Conversion of preferred stock to common stock, conversion ratio				200
Preferred stock shares, authorized		0	125,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Preferred stock shares, outstanding		0	117,131,171
Preferred stock, stated value per share				$ 0.16
Series B Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock shares, authorized		0	100,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Preferred stock shares, outstanding		0	59,465,350
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio				200
Proceeds from issuance of convertible preferred stock value		6,203,636
Conversion of notes payable to preferred stock				400,000
Conversion of notes payable to preferred stock, accrued interest				13,129
Convertible notes, Conversion price per share				$ 0.025
Preferred shares issued, price per share		$ 0.025
Gross proceeds from issuance of convertible preferred stock value		$ 7,139,164
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share		$ 0.20
Warrants issued		1,427,832
Warrants granted as part of offering costs		251,216
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Preferred units issued as consideration, warrants price per share		$ 4.92
Warrants issued		1,427,832
Warrants granted as part of offering costs		466,436
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class of Stock [Line Items]
Warrants granted as part of offering costs		7,200,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of new shares		285,566,560
Preferred stock shares, authorized		0	0	325,000,000
Preferred stock shares, par value		$ 0.001	$ 0.001
Preferred stock shares, outstanding		0	0
Preferred stock shares issued		285,566,560
Stock issued during period upon conversion of debt, shares				16,525,121